Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Beginning balance			$ (767)	$ (1,671)	$ (1,671)
Change in net unrealized losses on securities available for sale	$ 7	$ 65	178	$ 1,014	904	(1,671)
Ending balance	$ (589)		$ (589)		$ (767)	$ (1,671)